TAXATION (Income Tax Rates - (Narrative ) (Details) In Thousands, unless otherwise specified	12 Months Ended				28 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014
Taxation [Line Items]
Effective tax rate		$ 0
Interest and penalties	0		0	0
PRC Value Added Tax (VAT)
Output VAT rate (as a percent)	17.00%
Input VAT rate (as a percent)	17.00%
VAT rate (as a percent)					6.00%
VAT withhold rate (as a percent)					6.00%
PRC Business Tax (BT)
Service income BT rate (as a percent)	5.00%